Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Inventories
Schedule of inventories

	December 31, 2021	December 31, 2020
Finished products	2,795	2,712
Work in progress	820	647
Consumable inventory	857	882

Allowance to net realizable value (i)	(95)	(180)
Total	4,377	4,061

(i) In 2021, the effect of provision for net realizable value was US$1 (2020: reversal of US$20).